Income Taxes (Detail Textuals) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Line Items]
Retained earnings for which no deferred federal income tax liability has been recognized	$ 2,600,000	$ 2,600,000
Deferred income tax liabilities that would have been recorded if they were expected to reverse into taxable income in the foreseeable future	1,000,000	1,000,000
Illinois
Income Taxes [Line Items]
Operating loss carry forwards	$ 0	$ 0